39. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2019
Subsequent Events
SUBSEQUENT EVENTS

39. SUBSEQUENT EVENTS

Covid-19 Pandemic

General Context

On March 11, 2020, the World Health Organization characterized Covid-19 as a pandemic, reinforcing the restrictive measures recommendations to prevent the virus dissemination worldwide. These measures are based, mainly, on social distancing, which have been causing major negative impact on entities, affecting their production process, interrupting their supply chains, causing workforce shortages and closing of stores and facilities. The economies around the world are developing measures to handle the economic crisis, especially by their central banks and fiscal authorities, but the economic downturn and its effects are not yet accurately measurable.

Government measures aimed at Brazilian energy sector

Several measures were implemented by the Brazilian government, specifically aimed at energy sector, which include:

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The provisional normative act. 950/2020 issued in April 8, 2020, which provides for 100% discount in the calculation of social energy tariff (‘Tarifa Social de Energia Elétrica’), from April 1, 2020 to June 20, 2020, applicable to customers included in low-income residential subclass, with energy consumption less than or equal to 220 kWh/month. The act also authorizes the Federal Government to allocate resources to Energy Development Account (CDE), limited to R$900, to cover the tariff discounts established.

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Expansion on the limit of total amount of energy that can be declared by energy distributors in the process of the surplus sales mechanism (‘Mecanismo de Venda de Excedentes’ - MVE), during 2020, from 15% to 30%, for the purpose of facilitating contractual reductions.

•	Provision of financial resources available in the reserve fund, by CCEE, dedicated to reduce future regulatory fees. Cemig D was granted with R$122 million.
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Under Resolution 878/2020, issued on March 24, 2020, the regulator has implemented some measures in an attempt to maintain the public service of energy supply, which include: prohibiting energy supply suspension due to default of certain categories of customers (residentials), for 90 days, prioritizing emergency assistance and energy supply to services and activities regarded as essential, drawing up specific contingency plans to assist health care units and hospital services, among others.

On May 18, 2020, the Federal Government published the Decree n. 10,350/20 to support the energy distribution sector, which is the segment that deals directly with customers and firstly affect by the Covid-19 pandemic crisis. Based on this decree, CCEE (Power Trading Chamber) will create and manage the “Covid Account” in order to either cover the distribution agents revenue/cash flow deficit or to anticipate their revenues, related to (i) over-contracted purchases due to market retraction, (ii) “CVA” sector assets (iii) maintaining the neutrality of regulatory charges, (iv) compensation for the delay in applying tariff adjustments and (v) anticipation of “parcel B” revenues as determined by Aneel regulation.

Aneel will determine on a monthly basis the total amount to be paid to each distribution agent from Covid-Account. There are some rules applied to distribution agents to be entitled to the Covid-Account resources, such as relinquishing any intention to reduce or end the purchase of energy from generators because of a reduction in the sales until December 2020, and, in the event of default on payments, limiting their dividend payments to the legal minimum of 25% of net income. Notwithstanding, the right to request an extraordinary tariff review is fully preserved.

Aneel will determine the amount of contribution to the “CDE” sector fund in order to rebuild it, which  will be implemented in the tariff adjustment/review processes to happen in 2021 and normally charged to the customers untili full repayment.

In addition, the regulator have been discussing other measures to support the energy sector by providing short-term resources in order to offset the liquidity reduction due to decrease in revenue and collection.

Company’s initiatives

On March 23, 2020, the Company established the Coronavirus Crisis Management Committee (‘Comitê Diretor de Gestão da Crise do Coronavírus’) to ensure its readiness to making decisions and responding to the impact of Covid-19, because of the fast-changing situation, which became more widespread, complex and systemic

Also, in line with recommendations to maintain social-distancing measures, the Company has implemented an operational contingency plan and several precautionary measures to keep its employees healthy and safe, including: security and health technicians contacting operational staff on a daily basis; interacting daily with subcontractors Social Service department to monitor the evolution of suspicious cases; changing the schedule to prevent gatherings; restricting national and international travel; suspending technical visits and events at Company’s facilities; using remote means of communication; adopting work-from-home policies for a substantial number of employees, providing face masks for employees in external service or in service into its facilities, and requiring outsourcings providers to put the same procedures in place. In addition, the Company has suspended in-store assistance to the general public temporarily.

The Company maintain the communication with its customers on virtual channels and essential assistance in customers’ facilities, ensuring the appropriate energy supply.

The Company also adopted the follow measures in order to contribute with society, which are assessed continuously:

•	Providing payment flexibility to low-income residential subclass customers, registered as social tariff, who will be able to pay their debts in up to six installments, without interests or penalties.
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Providing payment flexibility to public and philanthropic hospitals as well as to emergency rooms units, which will be able to pay the bills not yet collected in up to six installments, without interests or penalties;

•	Offering the entities regarded as small business by Brazilian law the option for payment in up to six installments, without interests or penalties.
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A donation program linked to its customers established for the purchase of medical equipment to hospitals located in several regions in the State of Minas Gerais, in addition to a donation made directly by the Company, which has already committed an amount around R$10 million.

The company is working diligently to mitigate the crisis impacts on its liquidity, implementing the following measures, among others:

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reviewing its program of investments and expenses for 2020, which planned capital investments amounting to approximately R$2,042 million, in order to postpone R$266 (13%) of those capital investment to 2021, being R$168 million, R$17 million and R$81 million originally budgeted to be applied on the distribution, generation and transmission segments, respectively;

•	payment of minimum mandatory dividends to shareholders, and concentration of the greater part of the dividend’s payment at the end of 2020;
•	negotiating with its customers on the free market the volumes and delivery times on their contracts;
•	deferral payment of taxes and social charges, as authorized by legislation.

Impact of Covid-19 on Financial Statements

Considering the significant restrictions on business and social interaction during the Covid-19 pandemic in combination with the latest movements in exchange and interest rates, the Company estimates that the resulting economic contraction might have a negative effect on its liquidity, but the overall impact of the Covid-19 outbreak on its financial position and performance is still difficult to be accurately measured at this point.

In such a scenario, the significant intervention in the local market policies and the initiatives to reduce the transmission of Covid-19 are likely to cause a reduction in energy consumption and consequently in revenue from sale of energy, as well as an increase in expected credit losses. The energy demand (load) measured by Brazilian Interconnected Power Grid (SIN) has decreased 18.3% since the second half of March 2020.

From the observation of the pandemic’s immediate economic effects, the Company assessed the assumptions used for calculating fair value and recoverable amount of certain financial and non-financial assets, as follows:

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The Company assessed whether the greater pressure on the exchange rate, combined with a lack of financial market liquidity, will have a negative impact on derivative financial instruments hired to protect its operations against the risks arising from foreign exchange rate changes. At this point, given the current market conditions, the change in derivative instrument’s fair value, based on the forecasts of future interest and exchanges rates, cannot offset the Company’s total exposure to foreign exchange rate variability, resulting in a net loss of R$438 million in the first quarter of 2020. The long-term projections carried out for the foreign exchange rate are lower than the current dollar quotation, which may represent a decrease in Company’s foreign exchange variation expense, if the projected scenario occurs.

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As a result of Covid-19 situation, the market conditions have deteriorated, and, under the current circumstances, the fair value of the Company’s interest in Light has decreased significantly. The estimated negative impact arising from the remeasurement of the asset at fair value less cost to sell is R$609 on March 31, 2020.

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The Company is assessing the circumstances arising from Covid-19 pandemic and associated measures aimed at reducing its systematic impact when measuring expected credit losses. Under the Resolution 878/2020, the regulator has implemented some measures in an attempt to maintain the public service of energy supply, including prohibiting energy supply suspension due to default of certain customers categories. This measures can increase delinquency and bring further cash flow pressure. The Company believes it is still too early to assess accurately these measures potential impact, which may be mitigated by the possible interventions from federal government in order to support the Brazilian energy distributors.

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The Company estimates that the assumptions applied to determine the recoverable amount of the relevant investments in subsidiaries, joint-controlled entities and associates were not influenced significantly by the Covid-19 situation, since these investees’ cash flows are mainly related to long-term rights to commercial operation of the regulated activity.  Therefore, except for the effects described above, related to the negative impact arising from the remeasurement of Company’s interest in Light, classified as asset held for sale, no additional impairment losses was recognize to its investments in subsidiaries, joint-controlled entities and associates.

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The Company has also made an assessment attempting to identify the behavior of the interest rates and discount rates that are the basis for the calculation of post-employment obligations, and believes that at this moment, due to the high volatility of the market, it is not possible to conclude whether the present rates reflect an alteration in the macroeconomic fundamentals that would indicate a need for recalculation of the actuarial liabilities.

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Despite the uncertainties related to the crisis unfolding and its potential long-term effects, the Company does not expect that the negative impact on its projections of likely future taxable profits might compromise the recoverability of its deferred tax assets

The sensitivity analysis for interest rate, exchange rate and inflation risks presented in Note 33 were prepared in the current pandemic context.

The Company estimates that the effects of the pandemic may temporarily affect its liquidity in 2020, however, significant long-term effects are not expected. Based on the market projections and on the crisis measurable effects, the Company has observed the following effects in 2020:

•	The Company expects that the return of economic activities after the peak of the coronavirus outbreak will reestablish the collection behavior, which reduced in April 2020. In addition, the negotiations to enable the recovery of past due receivables and the possible regulator’s measures to reestablish economic balance, which are currently being discussed in the sector, may mitigate the negative effects of the economic crisis on collection.
•	The energy demand (load) measured by the Brazilian Interconnected Power Grid (SIN) has decreased in March and April 2020. Measured up to the initial days of May 2020, the reduction in the market of Cemig D’s captive customers was approximately 11%. We believe there is a possibility that the effect of this temporary market reduction on the Company’s cash flow will be mitigated by the possible actions of the federal government to support the energy distributors. Further, the Company expects that the market will recover as the requirements for social distancing are made more flexible, as is happening in several cities of Minas Gerais and the country.
•	The Company is starting negotiations and deferrals with its customers and energy suppliers, in order to maintain Cemig GT liquidity during the economic crisis.

2020 Programmed Voluntary Retirement Plan (‘PDVP’)

On April 2020, the Company approved the Programmed Voluntary Retirement Plan for 2020 (‘the 2020 PDVP’). Those eligible – any employees who had worked with the Company for 25 years or more by December 31, 2020 – are able to join from May 4 to 22, 2020. The program will pay the standard legal payments for severance, 50% of the period of notice, an amount equal to 20% of the Base Value of the employee’s FGTS fund, an additional premium equal to 50% of the period of notice plus 20% of the Base Value of the employee’s FGTS fund, as well as the other payments under the legislation.